UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

(b) Not applicable to the Registrant.

Semi-Annual Report

KraneShares Global Carbon Strategy ETF

KraneShares European Carbon Allowance Strategy ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares Global Carbon Offset Strategy ETF

KraneShares Electrification Metals Strategy ETF

KraneShares RockefellerSM Ocean Engagement ETF

September 30, 2023

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at https://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Consolidated Schedule of Investments (Unaudited) September 30, 2023

KraneShares Global Carbon Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 57.1%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.298%(A)	278,046,727	$278,046,727
TOTAL SHORT-TERM INVESTMENT (Cost $278,046,727)		278,046,727

TOTAL INVESTMENTS — 57.1% (Cost $278,046,727)		278,046,727
OTHER ASSETS LESS LIABILITIES – 42.9%		208,506,668
NET ASSETS - 100%		$486,553,395

A list of the open futures contracts held by the Fund at September 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance^	690	Dec-2024	$21,183,888	$27,296,400	$6,112,512
CA Carbon Allowance^	3,694	Dec-2023	104,786,068	135,606,740	30,820,672
Euro FX^	2	Dec-2023	269,528	265,313	(4,215)
ICE ECX Emission^	2,990	Dec-2023	268,907,133	258,539,666	(16,523,856)
ICE ECX Emission^	259	Dec-2024	24,495,349	23,530,497	(1,567,482)
RGGI VINTAGE^	1,703	Dec-2023	23,704,242	24,914,890	1,210,648
UK Emission Allowance^	363	Dec-2023	29,583,555	17,367,997	(12,926,329)
			$472,929,763	$487,521,503	$7,121,950

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of September 30, 2023.
(A)	The rate shown is the 7-day effective yield as of September 30, 2023.

As of September 30, 2023, all of the Fund’s investments and other financial instruments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2023

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 29.7%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.298%(A)	6,306,465	$6,306,465
TOTAL SHORT-TERM INVESTMENT (Cost $6,306,465)		6,306,465

TOTAL INVESTMENTS — 29.7% (Cost $6,306,465)		6,306,465
OTHER ASSETS LESS LIABILITIES – 70.3%		14,916,207
NET ASSETS - 100%		$21,222,672

A list of the open futures contracts held by the Fund at September 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro FX^	1	Dec-2023	$134,764	$132,656	$(2,108)
ICE ECX Emission^	248	Dec-2023	22,863,231	21,444,093	(1,846,367)
			$22,997,995	$21,576,749	$(1,848,475)

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of September 30, 2023.
(A)	The rate shown is the 7-day effective yield as of September 30, 2023.

As of September 30, 2023, all of the Fund’s investments and other financial instruments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2023

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 86.5%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.298%(A)	227,728,879	$227,728,879
TOTAL SHORT-TERM INVESTMENT (Cost $227,728,879)		227,728,879

TOTAL INVESTMENTS — 86.5%. (Cost $227,728,879)		227,728,879
OTHER ASSETS LESS LIABILITIES – 13.5%		35,599,261
NET ASSETS - 100%		$263,328,140

A list of the open futures contracts held by the Fund at September 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance^	7,158	Dec-2023	$203,963,951	$262,770,180	$58,806,229

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of September 30, 2023.
(A)	The rate shown is the 7-day effective yield as of September 30, 2023.

As of September 30, 2023, all of the Fund’s investments and other financial instruments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2023

KraneShares Global Carbon Offset Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 41.0%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.298%(A)	508,325	$508,325
TOTAL SHORT-TERM INVESTMENT (Cost $508,325)		508,325

TOTAL INVESTMENTS — 41.0% (Cost $508,325)		508,325
OTHER ASSETS LESS LIABILITIES – 59.0%		732,663
NET ASSETS - 100%		$1,240,988

A list of the open futures contracts held by the Fund at September 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBL Global Emission Offset^	250	Dec-2023	$313,767	$190,000	$(123,767)
CBL Nature-Based Global Emission Offset^	200	Dec-2023	397,214	362,000	(35,214)
			$710,981	$552,000	$(158,981)

^	Security is held by the KraneShares Global Carbon Offset Strategy Subsidiary, Ltd. as of September 30, 2023.
(A)	The rate shown is the 7-day effective yield as of September 30, 2023.

As of September 30, 2023, all of the Fund’s investments and other financial instruments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2023

KraneShares Electrification Metals Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 73.8%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.298%(A)	3,296,863	$3,296,863
TOTAL SHORT-TERM INVESTMENT (Cost $3,296,863)		3,296,863

TOTAL INVESTMENTS — 73.8%. (Cost $3,296,863)		3,296,863
OTHER ASSETS LESS LIABILITIES – 26.2%		1,168,558
NET ASSETS - 100%		$4,465,421

A list of the open futures contracts held by the Fund at September 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Aluminum^	8	Nov-2023	$434,387	$468,700	$34,313
Cobalt Fastmarket^	11	Nov-2023	393,040	404,989	11,949
Copper^	12	Dec-2023	1,127,941	1,121,250	(6,691)
Lithium Lioh Come^	4	Nov-2023	172,452	108,000	(64,452)
LME Nickel^	9	Nov-2023	1,093,958	1,003,374	(90,584)
LME Primary Aluminum^	9	Nov-2023	489,567	527,962	38,395
LME Zinc^	12	Nov-2023	719,643	794,775	75,132
			$4,430,988	$4,429,050	$(1,938)

^	Security is held by the KraneShares Electrification Metals Strategy Subsidiary, Ltd. as of September 30, 2023.
(A)	The rate shown is the 7-day effective yield as of September 30, 2023.

As of September 30, 2023, all of the Fund’s investments and other financial instruments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Rockefeller Ocean Engagement ETF

	Shares	Value
COMMON STOCK — 95.8%‡
CANADA — 5.4%
Financials — 3.3%
Loblaw	938	$80,063

Health Care — 2.1%
Premium Brands Holdings, Cl A	706	49,660
TOTAL CANADA		129,723

CHINA — 4.1%
Consumer Discretionary — 3.0%
Yum China Holdings	1,328	73,996

Industrials — 1.1%
COSCO SHIPPING Ports	40,000	26,150
TOTAL CHINA		100,146

DENMARK — 2.4%
Industrials — 2.4%
AP Moller - Maersk, Cl B	10	18,081
Vestas Wind Systems*	1,804	38,820
TOTAL DENMARK		56,901

FAROE ISLANDS — 2.1%
Consumer Staples — 2.1%
Bakkafrost P	989	50,887
TOTAL FAROE ISLANDS		50,887

FINLAND — 3.6%
Energy — 2.0%
Neste	1,456	49,530

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Rockefeller Ocean Engagement ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 1.6%
Konecranes	1,134	$37,771
TOTAL FINLAND		87,301

FRANCE — 6.5%
Consumer Staples — 1.3%
Danone	586	32,424

Industrials — 5.2%
Bureau Veritas	2,178	54,213
Cie de Saint-Gobain	1,188	71,543
		125,756
TOTAL FRANCE		158,180

GERMANY — 1.2%
Materials — 1.2%
Evonik Industries	1,612	29,569
TOTAL GERMANY		29,569

JAPAN — 6.1%
Consumer Staples — 3.9%
Nissui	8,000	39,226
Shiseido	1,600	56,291
		95,517
Industrials — 2.2%
Nippon Yusen	400	10,417
Penta-Ocean Construction	7,200	42,903
		53,320
TOTAL JAPAN		148,837

LUXEMBOURG — 2.2%
Health Care — 2.2%
Eurofins Scientific	930	52,678
TOTAL LUXEMBOURG		52,678

MEXICO — 2.3%
Consumer Staples — 2.3%
Arca Continental	6,000	54,816
TOTAL MEXICO		54,816

NETHERLANDS — 1.4%
Industrials — 1.4%
Arcadis	770	34,729
TOTAL NETHERLANDS		34,729

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Rockefeller Ocean Engagement ETF (continued)

	Shares	Value
COMMON STOCK (continued)
PORTUGAL — 1.8%
Consumer Staples — 1.8%
Jeronimo Martins SGPS	1,960	$44,118
TOTAL PORTUGAL		44,118

SPAIN — 2.5%
Health Care — 0.5%
Pharma Mar	306	10,406

Utilities — 2.0%
EDP Renovaveis	2,974	48,853
TOTAL SPAIN		59,259

SWITZERLAND — 1.7%
Materials — 1.7%
DSM-Firmenich	496	42,079
TOTAL SWITZERLAND		42,079

THAILAND — 4.2%
Consumer Staples — 2.0%
Thai Union Group, Cl F	125,000	49,777

Materials — 2.2%
Indorama Ventures	74,000	52,839
TOTAL THAILAND		102,616

UNITED KINGDOM — 10.2%
Consumer Staples — 4.2%
Nomad Foods*	3,368	51,261
Reckitt Benckiser Group	700	49,503
		100,764
Energy — 3.1%
Subsea 7	5,478	75,883

Utilities — 2.9%
SSE PLC	3,640	71,529
TOTAL UNITED KINGDOM		248,176

UNITED STATES — 38.1%
Consumer Discretionary — 1.4%
Sweetgreen, Cl A*	2,894	34,005

Consumer Staples — 3.4%
Albertsons, Cl A	3,652	83,083

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Rockefeller Ocean Engagement ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 15.7%
Advanced Drainage Systems	726	$82,640
Array Technologies*	1,040	23,077
Chart Industries*	172	29,089
Great Lakes Dredge & Dock*	4,300	34,271
MasTec*	562	40,447
Tetra Tech	322	48,954
Waste Management	804	122,562
		381,040
Information Technology — 5.6%
Teledyne Technologies*	154	62,921
Trimble*	1,346	72,496
		135,417
Materials — 10.1%
Berry Global Group	1,816	112,428
Crown Holdings	818	72,377
Sealed Air	1,844	60,594
		245,399
Utilities — 1.9%
American Water Works	380	47,055
TOTAL UNITED STATES		925,999

TOTAL COMMON STOCK
(Cost $2,398,453)		2,326,014

TOTAL INVESTMENTS — 95.8%
(Cost $2,398,453)		2,326,014
OTHER ASSETS LESS LIABILITIES – 4.2%		102,854
NET ASSETS - 100%		$2,428,868

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments/Consolidated Schedules of Investments (Unaudited)

September 30, 2023

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

Cl — Class

PLC — Public Limited Company

Consolidated Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares Global Carbon Strategy ETF(1)	KraneShares European Carbon Allowance Strategy ETF(2)	KraneShares California Carbon Allowance Strategy ETF(3)
Assets:
Investments at Value	$278,046,727	$6,306,465	$227,728,879
Cash and Cash Equivalents	108,109,892	10,975,291	43,383,648
Foreign Currency at Value	68,992,934	3,579,071	—
Cash Collateral on Futures Contracts	33,583,403	647,920	31,356,666
Variation Margin Receivable on Future Contracts	1,686,530	281	1,002,120
Dividend and Interest Receivable	40,357	915	27,248
Prepaid Expenses	4,126	136	1,423
Total Assets	490,463,969	21,510,079	303,499,984

Liabilities:
Variation Margin Payable on Future Contracts	3,580,216	273,073	—
Payable for Management Fees	325,783	14,064	171,019
Payable for Trustees’ Fee	4,575	270	825
Payable for Investment Securities Purchased	—	—	40,000,000
Total Liabilities	3,910,574	287,407	40,171,844
Net Assets	$486,553,395	$21,222,672	$263,328,140

Net Assets Consist of:
Paid-in Capital	$493,313,932	$25,126,589	$244,961,147
Total Distributable Earnings/(Loss)	(6,760,537)	(3,903,917)	18,366,993
Net Assets	$486,553,395	$21,222,672	$263,328,140
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	13,450,000	725,006	9,250,002
Net Asset Value, Offering and Redemption Price Per Share	$36.17	$29.27	$28.47
Cost of Investments	$278,046,727	$6,306,465	$227,728,879
Cost of Foreign Currency	68,135,554	3,542,387	—

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(3)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares Global Carbon Offset Strategy ETF(1)	KraneShares Electrification Metals Strategy ETF(2)	KraneShares Rockefeller Ocean Engagement ETF
Assets:
Investments at Value	$508,325	$3,296,863	$2,326,014
Cash Collateral on Futures Contracts	503,769	944,153	—
Cash and Cash Equivalents	255,122	193,280	137,801
Variation Margin Receivable on Future Contracts	2,500	47,747	—
Dividend and Interest Receivable	74	479	1,885
Reclaim Receivable	—	—	305
Prepaid Expenses	14	136	—
Total Assets	1,269,804	4,482,658	2,466,005

Liabilities:
Variation Margin Payable on Future Contracts	28,000	14,284	—
Payable for Management Fees	782	2,846	1,037
Payable for Trustees’ Fee	34	107	2
Payable for Investment Securities Purchased	—	—	5,315
Foreign Currency Payable at Value	—	—	30,783
Total Liabilities	28,816	17,237	37,137
Net Assets	$1,240,988	$4,465,421	$2,428,868

Net Assets Consist of:
Paid-in Capital	$10,389,348	$5,643,618	$2,500,051
Total Distributable Loss	(9,148,360)	(1,178,197)	(71,183)
Net Assets	$1,240,988	$4,465,421	$2,428,868
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	550,002	200,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$2.26	$22.33	$24.29
Cost of Investments	$508,325	$3,296,863	$2,398,453
Cost (Proceeds) of Foreign Currency	—	—	(30,858)

(1)	KraneShares Global Carbon Offset Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Global Carbon Offset Strategy Subsidiary, Ltd.
(2)	KraneShares Electrification Metals Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Technology Metals Strategy Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares Global Carbon Strategy ETF(1)	KraneShares European Carbon Allowance Strategy ETF(2)	KraneShares California Carbon Allowance Strategy ETF(3)
Investment Income:
Interest Income	$8,883,825	$309,698	$4,630,381
Total Investment Income	8,883,825	309,698	4,630,381

Expenses:
Management Fees†	2,238,372	105,047	952,562
Trustees’ Fees	18,574	859	7,357
Insurance Expense	5,054	209	1,639
Total Expenses	2,262,000	106,115	961,558
Net Investment Income	6,621,825	203,583	3,668,823

Net Realized Gain (Loss) on:
Futures Contracts	(6,722,263)	(1,238,293)	825,048
Foreign Currency Translations	2,098,000	330,952	—
Net Realized Gain (Loss)	(4,624,263)	(907,341)	825,048

Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts	(25,925,548)	(2,697,498)	39,167,602
Foreign Currency Translations	(4,965,646)	(642,622)	—
Net Change in Unrealized Appreciation (Depreciation)	(30,891,194)	(3,340,120)	39,167,602
Net Realized and Unrealized Gain (Loss)	(35,515,457)	(4,247,461)	39,992,650
Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,893,632)	$(4,043,878)	$43,661,473

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(3)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares Global Carbon Offset Strategy ETF(1)	KraneShares Electrification Metals Strategy ETF(2)	KraneShares Rockefeller Ocean Engagement ETF(3)
Investment Income:
Dividend Income	$—	$—	$2,577
Interest Income	12,227	143,406	—
Less: Foreign Taxes Withheld	—	—	(389)
Total Investment Income	12,227	143,406	2,188

Expenses:
Management Fees	5,221	28,093	1,037
Trustees’ Fees	53	237	2
Insurance Expense	20	167	—
Total Expenses	5,294	28,497	1,039
Net Investment Income	6,933	114,909	1,149

Net Realized Gain (Loss) on:
Futures Contracts	(1,850,865)	(2,961,373)	—
Foreign Currency Translations	—	—	31
Net Realized Gain (Loss)	(1,850,865)	(2,961,373)	31

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	—	(72,439)
Futures Contracts	382,722	1,068,067	—
Foreign Currency Translations	—	—	76
Net Change in Unrealized Appreciation (Depreciation)	382,722	1,068,067	(72,363)
Net Realized and Unrealized Loss	(1,468,143)	(1,893,306)	(72,332)
Net Decrease in Net Assets Resulting from Operations	$(1,461,210)	$(1,778,397)	$(71,183)

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares Global Carbon Offset Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Global Carbon Offset Strategy Subsidiary, Ltd.
(2)	KraneShares Electrification Metals Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Technology Metals Strategy Subsidiary, Ltd.
(3)	Commenced operations on September 12, 2023.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares Global Carbon Strategy ETF(1)
	Period Ended September 30, 2023	Year Ended March 31,
	(unaudited)	2023
Operations:
Net Investment Income (Loss)	$6,621,825	$(1,214,400)
Net Realized Gain (Loss)	(4,624,263)	23,854,461
Net Change in Unrealized Appreciation (Depreciation)	(30,891,194)	(21,218,272)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,893,632)	1,421,789
Distributions	(23,965,856)	(132,430,808)

Capital Share Transactions:(2)
Issued	3,792,460	44,916,398
Redeemed	(99,657,494)	(641,881,247)
Decrease in Net Assets from Capital Share Transactions	(95,865,034)	(596,964,849)
Total Decrease in Net Assets	(148,724,522)	(727,973,868)

Net Assets:
Beginning of Year/Period	635,277,917	1,363,251,785
End of Year/Period	$486,553,395	$635,277,917

Share Transactions:
Issued	100,000	1,150,000
Redeemed	(2,650,000)	(14,450,000)
Net Decrease in Shares Outstanding from Share Transactions	(2,550,000)	(13,300,000)

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares European Carbon Allowance Strategy ETF(1)
	Period Ended September 30, 2023	Year Ended March 31,
	(unaudited)	2023
Operations:
Net Investment Income (Loss)	$203,583	$(117,020)
Net Realized Loss	(907,341)	(1,216,186)
Net Change in Unrealized Appreciation (Depreciation)	(3,340,120)	4,549,220
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,043,878)	3,216,014

Capital Share Transactions:(2)
Issued	2,751	20,531,219
Redeemed	(6,208,331)	(21,085,266)
Decrease in Net Assets from Capital Share Transactions	(6,205,580)	(554,047)
Total Increase (Decrease) in Net Assets	(10,249,458)	2,661,967

Net Assets:
Beginning of Year/Period	31,472,130	28,810,163
End of Year/Period	$21,222,672	$31,472,130

Share Transactions:
Issued	—	600,000
Redeemed	(200,000)	(675,000)
Net Decrease in Shares Outstanding from Share Transactions	(200,000)	(75,000)

(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares California Carbon Allowance Strategy ETF(1)
	Period Ended September 30, 2023	Year Ended March 31,
	(unaudited)	2023
Operations:
Net Investment Income	$3,668,823	$2,453,910
Net Realized Gain (Loss)	825,048	(42,498,467)
Net Change in Unrealized Appreciation (Depreciation)	39,167,602	22,137,284
Net Increase (Decrease) in Net Assets Resulting from Operations	43,661,473	(17,907,273)
Distributions	(1,870,820)	(589,669)

Capital Share Transactions:(2)
Issued	1,427,176	161,770,906
Redeemed	(9,199,377)	(53,113,424)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,772,201)	108,657,482
Total Increase in Net Assets	34,018,452	90,160,540

Net Assets:
Beginning of Year/Period	229,309,688	139,149,148
End of Year/Period	$263,328,140	$229,309,688

Share Transactions:
Issued	50,000	6,425,000
Redeemed	(375,000)	(2,250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(325,000)	4,175,000

(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares Global Carbon Offset Strategy ETF(1)
	Period Ended September 30, 2023	Period Ended March 31,
	(unaudited)	2023(2)
Operations:
Net Investment Income (Loss)	$6,933	$(5,348)
Net Realized Loss	(1,850,865)	(7,122,300)
Net Change in Unrealized Appreciation (Depreciation)	382,722	(541,703)
Net Decrease in Net Assets Resulting from Operations	(1,461,210)	(7,669,351)
Distributions	(7,791)	(10,008)

Capital Share Transactions:(3)
Issued	389,298	10,000,050
Increase in Net Assets from Capital Share Transactions	389,298	10,000,050
Total Increase (Decrease) in Net Assets	(1,079,703)	2,320,691

Net Assets:
Beginning of Year/Period	2,320,691	—
End of Year/Period	$1,240,988	$2,320,691

Share Transactions:
Issued	150,000	400,002
Net Increase in Shares Outstanding from Share Transactions	150,000	400,002

(1)	KraneShares Global Carbon Offset Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Global Carbon Offset Strategy Subsidiary, Ltd.
(2)	Commenced operations on April 20, 2022.
(3)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (concluded)

	KraneShares Electrification Metals Strategy ETF(1)
	Period Ended September 30, 2023	Period Ended March 31,
	(unaudited)	2023(2)
Operations:
Net Investment Income	$114,909	$146,106
Net Realized Gain (Loss)	(2,961,373)	1,551,770
Net Change in Unrealized Appreciation (Depreciation)	1,068,067	(1,070,005)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,778,397)	627,871
Distributions	—	(27,671)

Capital Share Transactions:(3)
Issued	—	22,618,491
Redeemed	(16,974,873)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(16,974,873)	22,618,491
Total Increase (Decrease) in Net Assets	(18,753,270)	23,218,691

Net Assets:
Beginning of Year/Period	23,218,691	—
End of Year/Period	$4,465,421	$23,218,691

Share Transactions:
Issued	—	900,002
Redeemed	(700,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(700,000)	900,002

(1)	KraneShares Electrification Metals Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Technology Metals Strategy Subsidiary, Ltd.
(2)	Commenced operations on October 13, 2022.
(3)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

KraneShares Rockefeller Ocean Engagement ETF
Period Ended September 30, 2023(1)
Operations:
Net Investment Income	$1,149
Net Realized Gain	31
Net Change in Unrealized Appreciation (Depreciation)	(72,363)
Net Decrease in Net Assets Resulting from Operations	(71,183)

Capital Share Transactions:(2)
Issued	2,500,051
Increase in Net Assets from Capital Share Transactions	2,500,051
Total Increase in Net Assets	2,428,868

Net Assets:
Beginning of Year/Period	—
End of Year/Period	$2,428,868

Share Transactions:
Issued	100,002
Net Increase in Shares Outstanding from Share Transactions	100,002

(1)	Commenced operations on September 12, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2023 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distribution from Net Investment Income	Return of Capital
	($)	($)*	($)	($)	($)	($)
KraneShares Global Carbon Strategy ETF
2023***(1)	39.70	0.44	(2.33)	(1.89)	(1.64)	—
2023(1)	46.53	(0.06)	1.59	1.53	(8.36)	—
2022(1)	28.39	(0.38)	18.77	18.39	(0.25)	—
2021(1)(2)	20.00	(0.12)	8.51	8.39	—	—
KraneShares European Carbon Allowance Strategy ETF
2023***(3)	34.02	0.25	(5.00)	(4.75)	—	—
2023(3)	28.81	(0.15)	5.36	5.21	—	—
2022(3)(4)(5)	25.00	(0.13)	3.94	3.81	—	—
KraneShares California Carbon Allowance Strategy ETF
2023***(6)	23.95	0.39	4.33	4.72	(0.20)	—
2023(6)	25.77	0.26	(2.02)	(1.76)	(0.06)	—
2022(4)(6)	25.00	(0.11)	0.88	0.77	—	—
KraneShares Global Carbon Offset Strategy ETF
2023***(7)	5.80	0.02	(3.54)	(3.52)	(0.02)	—
2023(7)(8)	25.00	(0.01)	(19.16)	(19.17)	(0.03)	—
KraneShares Electrification Metals Strategy ETF
2023***(9)	25.80	0.38	(3.85)	(3.47)	—	—
2023(9)(10)	25.00	0.18	0.65	0.83	(0.03)	—
KraneShares Rockefeller Ocean Engagement ETF
2023***(11)	25.00	0.01	(0.72)	(0.71)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the period ended September 30, 2023.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	The Fund commenced operations on July 29, 2020.
(3)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(4)	The Fund commenced operations on October 4, 2021.
(5)	All per share amounts and net asset values have been adjusted as a result of a 3 to 1 forward stock split on December 10, 2021.
(6)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

(1.64)	36.17	(4.89)	486,553	0.79†	0.79†	2.31†	—	††
(8.36)	39.70	4.43	635,278	0.79	0.79	(0.13)	—
(0.25)	46.53	64.71	1,363,252	0.87	0.87	(0.86)	—
—	28.39	41.95	93,701	0.78†	0.78†	(0.72)†	—	††

—	29.27	(13.96)	21,223	0.79†	0.79†	1.52†	—	††
—	34.02	18.08	31,472	0.79	0.79	(0.49)	—
—	28.81	15.24	28,810	0.87†	0.87†	(0.87)†	—	††

(0.20)	28.47	19.83	263,328	0.79†	0.79†	3.01†	—	††
(0.06)	23.95	(6.83)	229,310	0.79	0.79	1.11	—
—	25.77	3.08	139,149	0.91†	0.91†	(0.91)†	—	††

(0.02)	2.26	(60.78)	1,241	0.79†	0.79†	1.04†	—	††
(0.03)	5.80	(76.74)	2,321	0.79†	0.79†	(0.10)†	—	††

—	22.33	(13.45)	4,465	0.79†	0.79†	3.20†	—	††
(0.03)	25.80	3.33	23,219	0.79†	0.79†	1.44†	—	††

—	24.29	(2.84)	2,429	0.85†	0.85†	0.94†	—	††

(7)	KraneShares Global Carbon Offset Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Global Carbon Offset Strategy Subsidiary, Ltd.
(8)	The Fund commenced operations on April 20, 2022.
(9)	KraneShares Electrification Metals Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Technology Metals Strategy Subsidiary, Ltd.
(10)	The Fund commenced operations on October 13, 2022.
(11)	The Fund commenced operations on September 12, 2023.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2023, the Trust had thirty-three operational series. The financial statements herein and the related notes pertain to the following 6 series: KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares Global Carbon Offset Strategy ETF, KraneShares Electrification Metals Strategy ETF and Kraneshares Rockefeller Ocean Engagement ETF (each, a “Fund” and collectively, the “Funds”). All Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2023, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA Global Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Global Carbon Strategy ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Global Carbon Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

The KraneShares European Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares European Carbon Allowance Strategy ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares European Carbon Allowance Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

The KraneShares California Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares California Carbon Allowance Strategy ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares California Carbon Allowance Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

The KraneShares Global Carbon Offset Strategy Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Global Carbon Offset Strategy ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Global Carbon Offset Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

The KraneShares Technology Metals Strategy Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Electrification Metals Strategy ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Electrification Metals Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 or 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

The investment objective of each of the following Funds is to seek to provide a total return or investment results that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KraneShares Global Carbon Strategy ETF	IHS Markit Global Carbon Index
KraneShares European Carbon Allowance Strategy ETF	IHS Markit Carbon EUA Index
KraneShares California Carbon Allowance Strategy ETF	IHS Markit Carbon CCA Index
KraneShares Global Carbon Offset Strategy ETF	S&P GSCI Global Voluntary Carbon Liquidity Weighted Index
KraneShares Electrification Metals Strategy ETF	Bloomberg Electrification Metals Index

The investment objective of the KraneShares Rockefeller Ocean Engagement ETF is to seek long-term growth of capital. The KraneShares Rockefeller Ocean Engagement ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2023, the Funds did not hold options, swaps or foreign currency forward contracts.

Securities issued by a wholly-owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX options occurs, the trade price will be used to value such FLEX options in lieu of the model price.

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2023, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES — The KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares Global Carbon Offset Strategy ETF and KraneShares Electrification Metals Strategy ETF will each utilize its respective Subsidiary for purposes of investing in commodity futures that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

As of September 30, 2023, the KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares Global Carbon Offset Strategy ETF and KraneShares Electrification Metals Strategy ETF had open futures contracts. Refer to each Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2023.

For the period ended September 30, 2023, the average monthly notional amount of futures contracts were as follows:

KraneShares Global Carbon Strategy ETF
Average Monthly Notional Value Long	$721,194,643
KraneShares European Carbon Allowance Strategy ETF
Average Monthly Notional Value Long	$36,749,365
KraneShares California Carbon Allowance Strategy ETF
Average Monthly Notional Value Long	$247,726,450
KraneShares Global Carbon Offset Strategy ETF
Average Monthly Notional Value Long	$988,447
KraneShares Electrification Metals Strategy ETF
Average Monthly Notional Value Long	$4,622,906

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — KraneShares Rockefeller Ocean Engagement ETF pays out to its shareholders net investment income and net realized capital gains, if any, once a year (usually in December). KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares Global Carbon Offset Strategy ETF and KraneShares Electrification Metals Strategy ETF may pay out net investment income, if any, at least semi-annually in June and December, but may pay such income as frequently as quarterly. KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares Global Carbon Offset Strategy ETF and KraneShares Electrification Metals Strategy ETF pays out to its shareholders net realized capital gains, if any, once a year (usually in December). Each Fund may make distributions on a more frequent basis. Each Fund reserves the right to declare special distributions, including if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under Subchapter M of the Code, or to avoid imposition of income or excise taxes on undistributed income.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares or 50,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2023:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee - Subscriptions	Value at September 30, 2023	Standard Transaction Fee - Redemptions	Maximum Variable Transaction Fee*
KraneShares Global Carbon Strategy ETF	50,000	$50	$1,808,500	$50	2.00%
KraneShares European Carbon Allowance Strategy ETF	25,000	50	731,750	50	2.00%
KraneShares California Carbon Allowance Strategy ETF	25,000	50	711,750	50	2.00%
KraneShares Global Carbon Offset Strategy ETF	50,000	50	113,000	50	2.00%
KraneShares Electrification Metals Strategy ETF	50,000	50	1,116,500	50	2.00%
KraneShares Rockefeller Ocean Engagement ETF	50,000	900	1,214,500	900	2.00%

*	As a percentage of the Creation Unit(s) purchased/redeemed.

The Adviser may adjust the transaction fees from time to time based on actual experience.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables are the exposure by type of risk on derivatives held throughout the year.

The fair value of derivative instruments as of September 30, 2023, was as follows:

KraneShares Global Carbon Strategy ETF Consolidated Statement of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$38,143,832	$(31,017,667)
Foreign Exchange Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	—	(4,215)
		$38,143,832	$(31,021,882)

KraneShares European Carbon Allowance Strategy ETF Consolidated Statement of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$—	$(1,846,367)
Foreign Exchange Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	—	(2,108)
		$—	$(1,848,475)

KraneShares California Carbon Allowance Strategy ETF Consolidated Statement of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$58,806,229	$—
		$58,806,229	$—

KraneShares Global Carbon Offset Strategy ETF Consolidated Statement of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$—	$(158,981)
		$—	$(158,981)

KraneShares Electrification Metals Strategy ETF Consolidated Statement of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$159,789	$(161,727)
		$159,789	$(161,727)

*	Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (loss).

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended September 30, 2023, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

KraneShares Global Carbon Strategy ETF

	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**
Commodities Risk
Futures contracts	$(8,932,037)	$(25,885,772)
Foreign Exchange Risk
Futures contracts	2,209,774	(39,776)
	$(6,722,263)	$(25,925,548)

KraneShares European Carbon Allowance Strategy ETF

	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**
Commodities Risk
Futures contracts	$(671,309)	$(2,677,622)
Foreign Exchange Risk
Futures contracts	(566,984)	(19,876)
	$(1,238,293)	$(2,697,498)

KraneShares California Carbon Allowance Strategy ETF

	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**
Commodities Risk
Futures contracts	$825,048	$39,167,602
	$825,048	$39,167,602

KraneShares Global Carbon Offset Strategy ETF

	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**
Commodities Risk
Futures contracts	$(1,850,865)	$(382,722)
	$(1,850,865)	$(382,722)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

KraneShares Electrification Metals Strategy ETF

	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**
Commodities Risk
Futures contracts	$(2,961,373)	$(1,068,067)
	$(2,961,373)	$(1,068,067)

*	Futures contracts are included in net realized gain (loss) on Futures Contracts.
**	Futures contracts are included in change in unrealized appreciation (depreciation) on Futures Contracts.

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

KraneShares Funds	Management Fee
KraneShares Global Carbon Strategy ETF	0.78%
KraneShares European Carbon Allowance Strategy ETF	0.78%
KraneShares California Carbon Allowance Strategy ETF	0.78%
KraneShares Global Carbon Offset Strategy ETF	0.78%
KraneShares Electrification Metals Strategy ETF	0.78%
KraneShares Rockefeller Ocean Engagement ETF	0.85%

The Adviser bears all of its own costs associated with providing these advisory services.

SUB-ADVISORY AGREEMENT — Climate Finance Partners (“CFP”) serves as the Sub-Adviser of the KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares Global Carbon Offset Strategy ETF. CFP provides non-discretionary sub-advisory services to the Funds, which includes advice, research and subject matter expertise related to the Funds’ investments and the monitoring of such investments. For the services CFP provides to KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares Global Carbon Offset Strategy ETF, the Adviser pays CFP a fee equal to 32% of the Net Revenue received by Krane from each Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Advisory Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

Rockefeller & Co. LLC (“Rockefeller”) serves as the investment sub-adviser to the KraneShares Rockefeller Ocean Engagement ETF. Rockefeller is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. For the services it will provide, Krane pays Rockefeller a fee equal to thirty five percent (35%) of the difference of: (i) the total gross advisory fee paid to Krane by the Fund under the terms of the Agreement minus (ii) any applicable fee waivers on the first $1 billion of Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Advisory Fee increases to forty percent (40%) of the difference of: (i) the total gross advisory fee paid to Krane by the Fund under the terms of the Agreement minus (ii) any applicable fee waivers on any amounts over $1 billion of the Fund’s average daily net assets.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2023, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KRANESHARES GLOBAL CARBON STRATEGY ETF, KRANESHARES CALIFORNIA CARBON ALLOWANCE STRATEGY ETF, KRANESHARES EUROPEAN CARBON ALLOWANCE STRATEGY ETF, KRANESHARES GLOBAL CARBON OFFSET STRATEGY ETF AND KRANESHARES ELECTRIFICATION METALS STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares Global Carbon Offset Strategy ETF and KraneShares Electrification Metals Strategy ETF include the accounts of each Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of March 31 for financial statements consolidation purposes.

The Subsidiaries are classified as controlled foreign corporations under the Code. The Subsidiaries’ taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares Global Carbon Offset Strategy ETF and KraneShares Electrification Metals Strategy ETF investment in each of their respective Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter.

A summary of the investments in each Subsidiary is as follows:

KraneShares Funds	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2023	% of Total Net Assets at September 30, 2023
KFA Global Carbon Subsidiary, Ltd.	July 29, 2020	$84,860,413	17.44%
KraneShares European Carbon, Subsidiary Ltd.	October 4, 2021	$3,998,862	18.84%
KraneShares California Carbon, Subsidiary Ltd.	October 4, 2021	$32,311,499	12.27%
KraneShares Global Carbon Offset Strategy, Subsidiary Ltd.	April 20, 2022	$225,900	18.20%
KraneShares Technology Metals Strategy Subsidiary, Ltd.	October 12, 2022	$830,148	18.59%

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2023, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
KraneShares Rockefeller Ocean Engagement ETF	$36,204	$—

For the period ended September 30, 2023, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2023, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales	Realized Gain/(Loss)
KraneShares Rockefeller Ocean Engagement ETF	$2,362,249	$—	$—

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended March 31, 2023 and March 31, 2022 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Totals
KraneShares Global Carbon Strategy ETF
2023	$132,430,808	$—	$132,430,808
2022	7,929,920	—	7,929,920
KraneShares European Carbon Allowance Strategy ETF
2023	$—	$—	$—
2022	—	—	—
KraneShares California Carbon Allowance Strategy ETF
2023	$589,669	$—	$589,669
2022	—	—	—
KraneShares Global Carbon Offset Strategy ETF
2023	$10,008	$—	$10,008
KraneShares Electrification Metals Strategy ETF
2023	$27,671	$—	$27,671

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

As of March 31, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Global Carbon Strategy ETF	KraneShares European Carbon Allowance Strategy ETF	KraneShares California Carbon Allowance Strategy ETF
Undistributed Ordinary Income	$23,965,843	$—	$1,870,814
Capital Loss Carryforwards	(2,573,805)	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	24,706,912	139,958	(25,294,474)
Other Temporary Differences	1	3	—
Total Distributable Earnings/(Loss)	$46,098,951	$139,961	$(23,423,660)

	KraneShares Global Carbon Offset Strategy ETF	KraneShares Electrification Metals Strategy ETF
Undistributed Ordinary Income	$7,791	$1,334,925
Unrealized Depreciation on Investments and Foreign Currency	(7,687,148)	(734,725)
Other Temporary Differences	(2)	—
Total Distributable Earnings/(Loss)	$(7,679,359)	$600,200

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2023 through March 31, 2023 and November 1, 2022 through March 31, 2023, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of wash sales and book adjustments not recognized for tax.

The Funds have capital loss carryforwards as follows:

KraneShares Funds	Short-Term Loss	Long-Term Loss	Total
KraneShares Global Carbon Strategy ETF	$993,016	$1,580,789	$2,573,805

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and investments in PFICs. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2023 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
KraneShares Global Carbon Strategy ETF	$278,046,727	$—	$—	$—

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
KraneShares European Carbon Allowance Strategy ETF	$6,306,465	$—	$—	$—
KraneShares California Carbon Allowance Strategy ETF	227,728,879	—	—	—
KraneShares Global Carbon Offset Strategy ETF	508,325	—	—	—
KraneShares Electrification Metals Strategy ETF	3,296,863	—	—	—
KraneShares Rockefeller Ocean Engagement ETF	2,398,453	18,763	(91,202)	(72,439)

8. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EMERGING MARKETS RISK — A Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (concluded)

that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

9. OTHER

At September 30, 2023, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited)

Approval of the Existing Advisory Agreement and Sub-Advisory Agreement

At a meeting held on May 24-25, 2023, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust that operate as exchange-traded funds (collectively, the “Funds”):

●	KraneShares California Carbon Allowance Strategy ETF (“KCCA”);

●	KraneShares Electrification Metals Strategy ETF (“KMET”);

●	KraneShares European Carbon Allowance Strategy ETF (“KEUA”);

●	KraneShares Global Carbon Offset Strategy ETF (“KSET”); and

●	KraneShares Global Carbon Strategy ETF (“KRBN”).

●	the existing sub-advisory agreement (the “Sub-Advisory Agreement”) between Climate Finance Partners LLC (“CFP” or “Sub-Adviser”) and Krane, on behalf of each of KSET, KRBN, KCCA and KEUA.

The Sub-Advisory Agreement and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 24, 2023, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to each of the Funds. The Board also considered information provided by the Sub-Adviser in response to a separate written request directed to the Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and the Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and (as applicable) the Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and, if applicable, the Sub-Adviser; (2) the compensation paid by each Fund under the Advisory Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Adviser receive from their respective relationship with the Funds.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 24, 2023 executive session of the Independent Trustees and the May 24-25, 2023 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Adviser under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the Advisory Agreement, including its obligation to oversee the services provided by the Sub-Adviser, as applicable. The Board also discussed the nature, quality and extent of services provided by the Sub-Adviser under the Sub-Advisory Agreement.

The Advisory Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds and also considered the expertise of Krane personnel charged with oversight of the Sub-Adviser.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Adviser (if applicable), is responsible for assessing the market appeal and the investment strategy of each Fund, and that Krane continually seeks to create new series of the Trust that address unique investment strategies.

●	The Board considered that Krane is responsible for arranging and overseeing service providers for the Trust.

●	The Board also considered that Krane has established a securities lending program for the benefit of certain Funds.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow. The Board noted the increased number of compliance personnel and investment in technology to facilitate oversight of various compliance matters.

●	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The Sub-Advisory Agreement

●	The Board took note of the expansion and success of the applicable Funds and acknowledged CFP’s expertise with respect to carbon credits and developing carbon allocation and offset markets, including with respect to increasing regulation in such markets.

●	The Board noted that CFP is a non-discretionary sub-adviser to the applicable Funds and considered the relative roles of personnel at both Krane and CFP with respect to management of the applicable Funds and their wholly-owned subsidiaries (as applicable).

B.	Investment Performance

The Board noted that it considers the performance of each Fund versus an identified Morningstar peer group at each regular meeting of the Board. At the meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane and, in certain cases, a second peer group curated to better reflect the strategy of a particular Fund. The Board noted that it had retained a third-party consultant to review Krane’s peer selection process, and that it discussed with the consultant the limitations of comparisons versus such large and undifferentiated peer groups, considering that the Funds offer shareholders access to unique investment opportunities.

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited) (continued)

With respect to the Funds, each of which tracks the performance of an underlying index, the Board determined that, although relative performance to a peer group should be considered, the tracking error and/or the tracking difference of each Fund against its underlying index was a more meaningful representation of the Fund’s performance. The Board considered that, at each meeting of the Board it receives reports of the tracking error of each Fund against both its underlying index and key competitors, and noted that Krane recently expanded its quarterly tracking error report to include tracking difference against each such Fund’s underlying index.

The Board noted that each Fund tracked its benchmark within expected ranges over the last year The Board considered that the tracking error of KEUA exceeded 3% for the one-year period ended March 31, 2023, and noted that this primarily resulted from adjustments to this portfolio as a result of changes to sampling/rebalancing associated with IRS diversification testing.

The Board noted the following with respect to the underperformance of KCCA relative to its identified peer group:

KCCA: The Board noted that KCCA underperformed against its peer group median both since inception and for the 1-year period primarily due to macroeconomic sentiment and reduced industrial demand.

The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices. The Board considered that these factors can be expected to primarily affect the Funds’ tracking error.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Krane is responsible for paying most of the expenses incurred by a Fund, including those of the Fund’s principal service providers and Sub-Adviser (if applicable). The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered the net expense ratios of the Funds compared to those of their peer groups.

The Board noted that each Fund’s management fees and expense ratio are higher than the peer median (measured against their respective Morningstar peers). However, the Board noted that KSET, KRBN, KCCA and KEUA each offer unique access to investing in certain aspects of global or regional carbon markets through the use of carbon credit futures. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Although the Board received information regarding the fees paid to the Sub-Adviser under the Sub-Advisory Agreement, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays the Sub-Adviser’s fees.

D.	Costs and Profitability

The Board reviewed a report of fund-by-fund profitability prepared by Krane. The Board noted it had retained an independent third-party to review Krane’s profitability methodology and that it had the opportunity to discuss with the consultant Krane’s profitability methodology and the consultant’s views regarding the level of profitability reported by Krane versus the limited amount of publicly available information regarding the profitability of other registered investment advisers.

The Board considered that although Krane is profitable, it was not making a profit from its relationship with all of the series of the Trust under the Advisory Agreement. The Board considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board recognized that the volatility in asset flows experienced by the Funds and Krane overall can directly affect Krane’s profitability. The Board also considered that Krane has established a securities lending program for the benefit of certain series of the Trust and that fees earned by Krane from such Funds can affect the profitability of such Funds.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Adviser from its relationships with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under the Sub-Advisory Agreement.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for certain series of the Trust. The Board also noted that Krane and certain of its executives hold minority ownership interests in CFP, and that they would therefore benefit from the success and profitability of any Fund sub-advised by CFP. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

F.	Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited) (continued)

the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance to its review, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Approval of Advisory Agreement

At a meeting held on May 24-25, 2023, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of KraneShares Rockefeller Ocean Engagement ETF (“KSEA” or “New Fund”), a new series of the Trust. The Board also considered a proposed sub-advisory agreement between Krane and Rockefeller & Co. LLC (“Rockefeller”) with respect to KSEA (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 24, 2023, the Board received and considered information provided by Krane in response to the Independent Trustees’ written request for information regarding the New Fund and the Advisory Agreement. The Board also considered information provided by Rockefeller in response to a written request for information related to the SubAdvisory Agreement.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust, and that such information will include information related to the New Fund after it is operational. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to Krane and each series of the Trust is an ongoing one.

In evaluating the Agreements with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane and to Krane, on behalf of KSEA, by Rockefeller; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement and any related fee waiver; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Fund.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the Mary 24, 2023 executive session of the Independent Trustees and May 24-25, 2023 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Fund under the Advisory Agreement and by Rockefeller to Krane, on behalf of KSEA, under the terms of the Sub-Advisory Agreement. The Board took note of the qualifications, background and responsibilities of Krane and Rockefeller personnel who will provide services to the New Fund.

The Board considered that KSEA will be an actively managed fund with Rockefeller as the sub-adviser. The Board noted that Rockefeller is a research-driven, fundamental manager that currently sub-advises a pooled investment vehicle registered in the European Union that employs a similar strategy. The Board considered that KSEA will provide U.S. retail investors with an opportunity to invest in companies with exposure to ocean-related industries. The Board noted Rockefeller’s history with this investment strategy and with sustainable investing overall, and considered

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Rockefeller’s representation that it will engage directly with companies in the KSEA portfolio to catalyze change. The Board considered that it had an opportunity to meet with representatives of Rockefeller and question them regarding the ocean engagement strategy.

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Fund. They considered Krane’s evaluation of the market appeal for the New Fund and considered that Krane worked with the Trust’s service providers to manage the administrative and other requirements for the New Fund. The Board also noted that Krane continually evaluates its existing compliance and operational staff, as well as its investment professionals, and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is part of a family of investment management firms with significant resources, including administrative resources utilized by Krane. The Board also considered Rockefeller’s significant operating history and considered that the Trust’s chief compliance officer had reviewed Rockefeller’s compliance program and that his comments and questions had been addressed to his satisfaction.

B.	Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. The Board noted the performance of the KSEA strategy in a European pooled investment vehicle sub-advised by Rockefeller. The Board also considered that once the New Fund commences operations, the Board will receive regular reports regarding its performance relative to its broad Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the New Fund against the performance of an identified index. The Board considered that there are limited peers available for the New Fund.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the New Fund. The Board considered the proposed fee for the New Fund compared to its Morningstar universe and against a custom peer group. The Board considered that the proposed fee rates for KSEA is above the median of its peer group, and took note of the unique nature of the strategy followed by KSEA. The Board also considered that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers. The Board noted that, under the unitary fee structure, Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

The Board also considered that Krane (and not KSEA) will pay Rockefeller’s fees. Although the Board received information regarding the fees proposed to be paid to Rockefeller under the Sub-Advisory Agreement, the Board recognized the arm’s-length nature of the relationship between Krane and Rockefeller with respect to the negotiation of sub-advisory fee rates.

D.	Costs and Profitability

The Board considered the estimated cost of Krane’s services with respect to the New Fund. The Board noted that, because the New Fund has not yet launched, it was difficult to estimate how profitable it will be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited) (concluded)

Trust. The Independent Trustees received information from Krane regarding its overall profitability, particularly in light of recent market performance, and discussed with Krane’s management how launching the New Fund could impact such profitability. The Board considered information previously provided by Krane regarding the cost of its services and its profitability with respect to the existing operational series of the Trust. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Fund.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Fund. They noted that KSEA might participate in the Trust’s securities lending program. The Board considered whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

F.	Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that the proposed advisory fee for the New Fund does not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the evolution of its compliance and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Agreements.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreement, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2023 to September 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares Global Carbon Strategy ETF
Actual Fund Return	$1,000.00	$951.10	0.79%	$3.85
Hypothetical 5% Return	1,000.00	1,021.05	0.79	3.99

KraneShares European Carbon Allowance Strategy ETF
Actual Fund Return	$1,000.00	$860.40	0.79%	$3.67
Hypothetical 5% Return	1,000.00	1,021.05	0.79	3.99

KraneShares California Carbon Allowance Strategy ETF
Actual Fund Return	$1,000.00	$1,198.30	0.79%	$4.34
Hypothetical 5% Return	1,000.00	1,021.05	0.79	3.99

KraneShares Global Carbon Offset Strategy ETF
Actual Fund Return	$1,000.00	$392.20	0.79%	$2.75
Hypothetical 5% Return	1,000.00	1,021.05	0.79	3.99

KraneShares Electrification Metals Strategy ETF
Actual Fund Return	$1,000.00	$865.50	0.79%	$3.68
Hypothetical 5% Return	1,000.00	1,021.05	0.79	3.99

KraneShares Rockefeller Ocean Engagement ETF
Actual Fund Return(2)	$1,000.00	$971.60	0.85%	$0.43
Hypothetical 5% Return	1,000.00	1,020.75	0.85	4.29

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) unless otherwise indicated.
(2)	Expenses are equal to Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 19/366 (to reflect the period from 9/12/23- 9/30/23).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the closing price on the stock exchange on which the Shares of the Funds are listed for trading. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Sub-Adviser:

Climate Finance Partners LLC

251 Little Falls Drive

Wilmington, DE 19808

Sub-Adviser:

Rockefeller & Co. LLC

45 Rockefeller Plaza 5th Floor

New York, NY 10111

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Independent Registered Public Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-004-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable to the Registrant.

(b) Officer certification, as required by Rule 30a-2(b) under the Act, as amended (17 CFR § 270.30a-2(b)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 8, 2023

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 8, 2023